Interim Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares		Additional paid in capital	Receivables on account of shares	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2018	$ 89		$ 156,714		$ (238)	$ 22,571	$ 179,136
Balance (in Shares) at Dec. 31, 2018	35,065,200
Exercise of options and vesting of restricted stock units		[1]	3,080	(811)			2,269
Exercise of options and vesting of restricted stock units (in Shares)	317,253
Share-based compensation			2,743				2,743
Warrants to customers			3,406				3,406
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount of $660	$ 14		130,113				130,127
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount of $660 (in Shares)	4,991,000
Other comprehensive income					1,021		1,021
Net income/loss						(1,129)	(1,129)
Balance at Jun. 30, 2019	$ 103		296,056	(811)	783	21,442	317,573
Balance (in Shares) at Jun. 30, 2019	40,373,453
Balance at Dec. 31, 2019	$ 105		304,617		843	32,738	338,303
Balance (in Shares) at Dec. 31, 2019	40,684,340
Exercise of options and vesting of restricted stock units	$ 1		2,816	(13)			2,804
Exercise of options and vesting of restricted stock units (in Shares)	257,235
Share-based compensation			4,630				4,630
Warrants to customers			1,406				1,406
Other comprehensive income					1,972		1,972
Net income/loss						(14,626)	(14,626)
Balance at Jun. 30, 2020	$ 106		$ 313,469	$ (13)	$ 2,815	$ 18,112	$ 334,489
Balance (in Shares) at Jun. 30, 2020	40,941,575

[1]	Represents an amount lower than $1.